Average Annual Total Returns - Emerald Insights Fund		12 Months Ended	60 Months Ended	120 Months Ended	125 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]
Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%	12.81%
Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	32.46%	18.25%	16.22%	16.43%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[4]	19.42%	16.39%	12.81%	12.49%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]	19.24%	14.39%	11.23%	10.98%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]	11.63%	12.47%	9.99%	9.77%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[4]	23.76%	16.81%	12.64%	12.29%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[4]	25.14%	17.46%	13.30%	12.94%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[4]	25.60%	17.87%	13.69%	13.33%

[1]	Broad-based securities market index.
[2]	Cumulative since inception total returns were 12.49%, 13.31% and 11.96% for the Emerald Insights Fund, the S&P 500® Index and the Dow Jones Industrial Average™ Index, respectively, for the period August 1, 2014 (inception date of the Acquired Fund) to December 31, 2024.
[3]	Additional index.
[4]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.
[5]	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts).